Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Other revenue	$ 627,871	$ 619,385	$ 1,406,498	$ 1,352,622
Expenses
Administrative expenses	25,692	20,107	43,525	37,559
Depreciation and amortization	118,448	112,547	240,089	232,511
Loss on foreign exchange	6,379	4,464	7,815	4,726
Costs and expenses, total	534,157	512,350	1,170,310	1,109,541
Gain on sale of renewable assets	0	0	0	1,200
Operating income	93,714	107,035	236,188	244,281
Interest expense (note 7)	(89,663)	(64,573)	(171,581)	(122,516)
Loss from long-term investments (note 6)	(277,696)	(113,380)	(57,684)	(124,069)
Other net losses (note 16)	(40,367)	(8,652)	(43,829)	(13,382)
Pension and other post-employment non-service costs (note 8)	(5,306)	(2,258)	(10,267)	(4,836)
Gain (loss) on derivative financial instruments (note 21(b)(iv))	1,039	(3,313)	3,205	(2,569)
Loss before income taxes	(318,279)	(85,141)	(43,968)	(23,091)
Income tax recovery (note 15)
Current	(6,300)	(3,409)	(12,800)	(9,713)
Deferred	62,258	26,228	44,057	23,080
Income tax expense	55,958	22,819	31,257	13,367
Net loss	(262,321)	(62,322)	(12,711)	(9,724)
Non-controlling interests	15,439	32,021	42,018	72,963
Non-controlling interests held by related party	(6,349)	(3,086)	(12,399)	(5,661)
Net effect of non-controlling interests	9,090	28,935	29,619	67,302
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	(253,231)	(33,387)	16,908	57,578
Preferred shares, Series A and preferred shares, Series D dividend (note 12)	2,080	2,220	4,172	4,440
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. basic (in shares)	(255,311)	(35,607)	12,736	53,138
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. - diluted (in shares)	$ (255,311)	$ (35,607)	$ 12,736	$ 53,138
Basic net earnings (loss) per share (USD per share)	$ (0.37)	$ (0.05)	$ 0.02	$ 0.08
Diluted net earnings (loss) per share (USD per share)	$ (0.37)	$ (0.05)	$ 0.02	$ 0.08
Regulated electricity distribution
Revenue
Other revenue	$ 326,833	$ 295,558	$ 642,435	$ 576,252
Expenses
Expenses	98,337	104,125	223,917	203,308
Regulated natural gas distribution
Revenue
Other revenue	109,539	121,911	380,677	385,345
Expenses
Expenses	36,180	51,802	173,881	184,368
Regulated water reclamation and distribution
Revenue
Other revenue	95,861	89,626	183,282	168,257
Expenses
Expenses	3,857	3,329	7,726	6,152
Non-regulated energy sales
Revenue
Other revenue	71,694	92,141	150,410	177,901
Expenses
Expenses	3,782	9,646	11,588	22,585
Other revenue
Revenue
Other revenue	23,944	20,149	49,694	44,867
Operating expenses
Expenses
Expenses	$ 241,482	$ 206,330	$ 461,769	$ 418,332